Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2023 £ / shares
Dividend
Dividends paid	$ 304	$ 292	[1]		$ 252	[1]
Proposed dividend per share | $ / shares	$ 0.0824
Proposed dividend	$ 208	198			186
2022 final dividend paid - 6.50 cents per share
Dividend
Dividends paid					$ 165
Dividends paid per share | (per share)					$ 0.065		£ 0.0593
2023 interim dividend paid - 3.44 cents per share
Dividend
Dividends paid					$ 87
Dividends paid per share | (per share)					$ 0.0344		£ 0.0275
2023 final dividend paid - 7.41 cents per share
Dividend
Dividends paid		$ 186
Dividends paid per share | (per share)		$ 0.0741		£ 0.0593
2024 interim dividend paid - 4.15 cents per share
Dividend
Dividends paid		$ 106
Dividends paid per share | (per share)		$ 0.0415		£ 0.0316
2024 final dividend paid - 7.91 cents per share
Dividend
Dividends paid	$ 198
Dividends paid per share | $ / shares	$ 0.0791
2025 interim dividend paid - 4.15 cents per share
Dividend
Dividends paid	$ 106
Dividends paid per share | $ / shares	$ 0.0415

[1]	Refer to foreign currency translation in material accounting policies section